FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2017
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2016	2017
	RMB	RMB	US$
			(Note 5)
ASSETS
Current assets:
Cash and cash equivalents	9,180,661	2,366,916	363,788
Restricted cash	333,264	156,151	24,000
Short-term investment	—	4,866,712	748,000
Prepayments and other current assets	3,755	40,929	6,291
Amounts due from subsidiaries	2,010,360	1,197,564	184,062

Total current assets	11,528,040	8,628,272	1,326,141
Investments in subsidiaries and VIE	8,216,993	12,924,039	1,986,388

TOTAL ASSETS	19,745,033	21,552,311	3,312,529

Other current liability	—	56,953	8,753
Other non-current liability	—	60,045	9,229

Total current liabilities	—	116,998	17,982

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2016 and 2017; 525,306,440 Class A ordinary shares issued and 514,464,604 Class A ordinary shares outstanding as of December 31, 2016; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2016 and 2017)	471	471	72
Additional paid-in capital	15,940,206	15,975,979	2,455,463
Treasury shares, at cost	—	(914,611)	(140,573)
Retained earnings	3,509,707	6,669,370	1,025,063
Accumulated other comprehensive (loss)/gain	294,649	(295,896)	(45,478)

Total shareholders’ equity	19,745,033	21,435,313	3,294,547

TOTAL LIABILITIES AND EQUITY	19,745,033	21,552,311	3,312,529

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
				(Note 5)
Operating expenses:
General and administrative	(2)	(72,921)	(59,214)	(9,101)
Other operating income, net	—	—	15,559	2,391

Total operating expenses	(2)	(72,921)	(43,655)	(6,710)
Interest income	—	8,301	120,510	18,522

Gain/(Loss) from operations	(2)	(64,620)	76,855	11,812
Income tax expense	—	—	(4,649)	(714)
Equity in profit of subsidiaries and VIE	1,331,757	2,118,475	3,087,457	474,534

Net income	1,331,755	2,053,855	3,159,663	485,632
Change in redemption value of convertible redeemable preferred shares	(28,775)	(133,568)	—	—

Net income attributable to ordinary shareholders	1,302,980	1,920,287	3,159,663	485,632
Net income	1,331,755	2,053,855	3,159,663	485,632
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(13,749)	308,398	(590,545)	(90,765)

Comprehensive income	1,318,006	2,362,253	2,569,118	394,867

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
				(Note 5)
Cash flows from operating activities:
Net income	1,331,755	2,053,855	3,159,663	485,632
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	—	61,521	40,725	6,260
Equity in profit of subsidiaries and VIE	(1,331,757)	(2,118,475)	(3,087,457)	(474,534)
Prepayments and other current assets	—	(3,755)	(37,174)	(5,714)
Other non-current liability	—	—	60,045	9,229

Net cash used in/provided by operating activities	(2)	(6,854)	135,802	20,873

Cash flows from investing activities:
Amounts due from subsidiaries	(962,166)	(774,302)	680,814	104,639
Purchases of short-term investments	—	—	(9,716,466)	(1,493,393)
Repayments of short-term investments	—	—	4,679,500	719,226
Investments in equity investees	—	(155,627)	(1,701,629)	(261,536)

Net cash used in investing activities	(962,166)	(929,929)	(6,057,781)	(931,064)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares through IPO, net of issuance cost of RMB339,355	—	9,183,847	—	—
Proceeds from issuance of ordinary shares for share based compensation	—	68,400	—	—
Proceeds from capital contribution from shareholders	—	11,789	—	—
Proceeds from the issuance of preferred shares	1,934,331	—	—	—
Share repurchase	—	—	(857,658)	(131,820)

Net cash provided by financing activities	1,934,331	9,264,036	(857,658)	(131,820)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,877	212,632	(211,221)	(32,464)
Net change in cash, cash equivalents and restricted cash	974,040	8,539,885	(6,990,858)	(1,074,475)
Cash, cash equivalents and restricted cash, beginning of year	—	974,040	9,513,925	1,462,263

Cash, cash equivalents and restricted cash, end of year	974,040	9,513,925	2,523,067	387,788

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Cash and cash equivalents	974,040	9,180,661	2,366,916
Restricted cash	—	333,264	156,151

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	974,040	9,513,925	2,523,067

NOTES TO SCHEDULE I

1)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)

As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated on April 8, 2015 in the Cayman Islands to be the holding company of the Group. The Company undertook a series of transactions to redomicile its business from PRC to the Cayman Islands. The Company has presented Schedule I as if Cayman Islands parent company has been incorporated on January 1, 2015.

3)

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Equity in profit/loss of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4)

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

5)

Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.5063, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2017, or at any other rate.